Portfolio Navigator Funds
First Quarter Report
March 31, 2026 (Unaudited)
Variable Portfolio – Conservative Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 18.5%
	Shares	Value ($)
International 5.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	248,710	3,457,071
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,786,755	30,214,021
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	399,710	5,068,330
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	528,563	6,887,174
Total		45,626,596
U.S. Large Cap 11.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	291,421	17,467,774
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	65,600	8,072,068
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	183,763	9,454,609
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,082,735	27,349,898
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	128,011	7,360,612
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	49,939	3,584,602
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	81,897	3,686,169
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	74,684	3,734,927
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	56,655	3,670,136
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	142,271	7,022,513
Total		91,403,308
U.S. Small Cap 0.7%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	232,194	2,958,145
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	193,668	2,794,635
Total		5,752,780
Total Equity Funds (Cost $109,934,220)		142,782,684

Fixed Income Funds 74.6%
	Shares	Value ($)
Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	909,826	7,506,063
Investment Grade 73.6%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a),(b)	7,368,746	57,623,597
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,274,557	15,376,004
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,330,239	97,440,058
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,552,185	42,745,019
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	12,508,153	116,325,824
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,359,138	77,823,574
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	16,337,781	159,456,743
Total		566,790,819
Total Fixed Income Funds (Cost $631,071,999)		574,296,882

Money Market Funds 6.3%

Columbia Short-Term Cash Fund, 3.790%(a),(c)	48,672,360	48,652,891
Total Money Market Funds (Cost $48,659,199)		48,652,891
Total Investments in Securities (Cost: $789,665,418)		765,732,457
Other Assets & Liabilities, Net		4,406,972
Net Assets		770,139,429
At March 31, 2026, securities and/or cash totaling $3,701,447 were pledged as collateral.

Variable Portfolio – Conservative Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2026 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	60	04/2026	EUR	4,695,000	—	(87,052)
FTSE 100 Index	46	06/2026	GBP	4,691,540	139,133	—
Russell 2000 Index E-mini	29	06/2026	USD	3,642,690	—	(21,242)
S&P 500 Index E-mini	60	06/2026	USD	19,712,250	—	(230,150)
S&P/TSX 60 Index	26	06/2026	CAD	9,920,560	59,106	—
U.S. Treasury 10-Year Note	176	06/2026	USD	19,544,250	—	(399,084)
U.S. Treasury Ultra Bond	32	06/2026	USD	3,730,000	—	(119,109)
Total					198,239	(856,637)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(82)	06/2026	EUR	(4,505,900)	186,811	—
Euro STOXX 50 Index	(97)	06/2026	EUR	(5,330,150)	—	(17,786)
FTSE/MIB Index	(21)	06/2026	EUR	(4,575,480)	20,493	—
Total					207,304	(17,786)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	50,974,672	6,296,238	(8,613,925)	(4,094)	48,652,891	—	(782)	465,961	48,672,360
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	18,500,786	465,079	(227,743)	(1,270,348)	17,467,774	—	232,287	—	291,421
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	59,253,620	543,994	(1,862,218)	(311,799)	57,623,597	—	95,805	—	7,368,746
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	8,132,184	442,947	(41,433)	(461,630)	8,072,068	—	42,126	—	65,600
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	7,378,055	422,711	(87,473)	(207,230)	7,506,063	—	(11,512)	104,239	909,826
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	3,413,326	281,000	(260,124)	22,869	3,457,071	—	118,708	29,875	248,710
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	15,063,405	510,760	(162,711)	(35,450)	15,376,004	—	9,567	—	2,274,557
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	99,968,183	382,999	(3,472,590)	561,466	97,440,058	—	(547,697)	—	11,330,239
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	10,068,333	461,746	(51,962)	(1,023,508)	9,454,609	—	46,790	—	183,763
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	32,703,902	2,728,854	(3,046,333)	(2,172,402)	30,214,021	—	747,182	1,951,333	1,786,755
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	28,603,839	783,268	(154,705)	(1,882,504)	27,349,898	—	126,358	—	1,082,735
Variable Portfolio – Conservative Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	7,719,556	333,388	(543,340)	(148,992)	7,360,612	—	353,726	—	128,011
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	2,944,709	104,627	(103,872)	12,681	2,958,145	—	11,728	—	232,194
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	2,878,350	197,177	(108,440)	(172,452)	2,794,635	—	73,830	—	193,668
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	44,107,460	415,393	(2,228,575)	450,741	42,745,019	—	(283,654)	—	4,552,185
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	119,471,688	1,124,766	(5,184,462)	913,832	116,325,824	—	(1,039,857)	—	12,508,153
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	3,862,561	232,614	(21,975)	(488,598)	3,584,602	—	16,006	—	49,939
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,765,370	196,541	(225,017)	(50,725)	3,686,169	—	127,052	—	81,897
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	79,791,246	392,767	(2,778,841)	418,402	77,823,574	—	(412,885)	—	8,359,138
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	3,911,026	60,010	(77,619)	(158,490)	3,734,927	—	50,565	—	74,684
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	3,878,848	81,640	(27,672)	(262,680)	3,670,136	—	10,310	—	56,655
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	163,773,065	704,968	(5,902,232)	880,942	159,456,743	—	(867,736)	—	16,337,781
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	7,465,015	134,830	(83,915)	(493,417)	7,022,513	—	98,994	—	142,271
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	5,465,947	178,414	(388,546)	(187,485)	5,068,330	—	40,570	43,616	399,710
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	6,835,472	214,280	—	(162,578)	6,887,174	—	—	214,279	528,563
Total	789,930,618			(6,233,449)	765,732,457	—	(962,519)	2,809,303

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Conservative Portfolio | 2026

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 32.4%
	Shares	Value ($)
International 11.2%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	994,483	13,823,323
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	5,587,494	94,484,520
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,673,120	31,783,395
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	2,430,587	30,819,841
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	3,059,539	39,865,792
Total		210,776,871
U.S. Large Cap 19.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	964,880	57,834,874
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	192,506	23,687,903
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	896,738	46,137,181
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,001,318	75,813,292
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	790,502	45,453,851
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	327,848	23,532,888
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	698,183	31,425,234
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	253,295	12,667,286
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	382,339	24,767,944
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	518,722	25,604,133
Total		366,924,586
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	132,102	7,169,189
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	92,619	5,254,270
Total		12,423,459
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 0.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	381,758	4,863,598
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	272,207	3,927,947
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	96,974	3,683,069
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	101,418	4,481,644
Total		16,956,258
Total Equity Funds (Cost $418,549,167)		607,081,174

Fixed Income Funds 61.1%

Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,271,590	18,740,618
Investment Grade 60.1%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a),(b)	15,940,732	124,656,525
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	5,567,711	37,637,728
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,647,051	177,564,635
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,272,316	87,067,047
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	26,425,183	245,754,205
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	18,689,293	173,997,318
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	28,665,698	279,777,217
Total		1,126,454,675
Total Fixed Income Funds (Cost $1,249,160,361)		1,145,195,293

Variable Portfolio – Moderately Conservative Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2026 (Unaudited)
Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(a),(c)	106,709,299	106,666,615
Total Money Market Funds (Cost $106,679,472)		106,666,615
Total Investments in Securities (Cost: $1,774,389,000)		1,858,943,082
Other Assets & Liabilities, Net		15,052,112
Net Assets		1,873,995,194
At March 31, 2026, securities and/or cash totaling $12,161,407 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	158	04/2026	EUR	12,363,500	—	(229,236)
FTSE 100 Index	113	06/2026	GBP	11,524,870	341,782	—
MSCI EAFE Index	22	06/2026	USD	3,191,210	—	(23,541)
Russell 2000 Index E-mini	132	06/2026	USD	16,580,520	—	(96,687)
S&P 500 Index E-mini	17	06/2026	USD	5,585,138	25,557	—
S&P 500 Index E-mini	227	06/2026	USD	74,578,013	—	(757,684)
S&P/TSX 60 Index	79	06/2026	CAD	30,143,240	179,592	—
U.S. Treasury 10-Year Note	334	06/2026	USD	37,089,656	—	(757,353)
U.S. Treasury Ultra Bond	73	06/2026	USD	8,509,063	—	(271,718)
Total					546,931	(2,136,219)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(347)	06/2026	EUR	(19,067,650)	790,531	—
Euro STOXX 50 Index	(238)	06/2026	EUR	(13,078,100)	—	(43,640)
FTSE/MIB Index	(56)	06/2026	EUR	(12,201,280)	54,648	—
Total					845,179	(43,640)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	114,717,759	20,637,226	(28,677,988)	(10,382)	106,666,615	—	(195)	1,045,243	106,709,299
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	61,410,281	55,195	(83,516)	(3,547,086)	57,834,874	—	83,866	—	964,880
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	129,520,936	9,408	(4,205,097)	(668,722)	124,656,525	—	200,534	—	15,940,732
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	24,972,437	19,234	(19,744)	(1,284,024)	23,687,903	—	48,256	—	192,506

Variable Portfolio – Moderately Conservative Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	19,666,757	263,455	(757,484)	(432,110)	18,740,618	—	(101,161)	260,257	2,271,590
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	15,694,498	125,801	(1,896,860)	(100,116)	13,823,323	—	802,975	119,456	994,483
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	37,966,629	25,708	(283,244)	(71,365)	37,637,728	—	14,966	—	5,567,711
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	184,201,630	12,288	(7,955,727)	1,306,444	177,564,635	—	(1,252,649)	—	20,647,051
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	51,014,546	112,422	(32,403)	(4,957,384)	46,137,181	—	108,825	—	896,738
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	103,730,379	6,133,123	(8,245,078)	(7,133,904)	94,484,520	—	2,898,728	6,102,159	5,587,494
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	80,861,950	62,282	(112,599)	(4,998,341)	75,813,292	—	107,089	—	3,001,318
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	48,414,754	16,642	(2,219,301)	(758,244)	45,453,851	—	2,145,365	—	790,502
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	4,827,170	18,186	(13,511)	31,753	4,863,598	—	2,181	—	381,758
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	5,658,371	41,969	(1,217,488)	(554,905)	3,927,947	—	537,198	—	272,207
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	90,279,492	3,698	(4,055,006)	838,863	87,067,047	—	(530,560)	—	9,272,316
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	255,118,083	18,227	(10,772,691)	1,390,586	245,754,205	—	(1,617,523)	—	26,425,183
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	26,734,933	62,387	(18,337)	(3,246,095)	23,532,888	—	54,892	—	327,848
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	32,526,399	4,160	(437,708)	(667,617)	31,425,234	—	1,352,142	—	698,183
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	180,579,551	14,321	(7,871,704)	1,275,150	173,997,318	—	(1,238,187)	—	18,689,293
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	7,538,531	2,128	(212,598)	(158,872)	7,169,189	—	526,824	—	132,102
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	13,660,143	2,056	(332,812)	(662,101)	12,667,286	—	306,658	—	253,295
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	5,684,152	2,767	(91,953)	(340,696)	5,254,270	—	240,155	—	92,619
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	26,523,448	30,150	(52,949)	(1,732,705)	24,767,944	—	20,280	—	382,339
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	290,478,600	18,944	(12,764,549)	2,044,222	279,777,217	—	(1,984,090)	—	28,665,698
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	27,117,156	6,878	(34,062)	(1,485,839)	25,604,133	—	39,168	—	518,722
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	35,221,032	807,985	(1,991,805)	(2,253,817)	31,783,395	—	588,446	797,751	2,673,120
Variable Portfolio – Moderately Conservative Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	34,322,153	275,068	(2,402,180)	(1,375,200)	30,819,841	—	559,576	265,224	2,430,587
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	39,566,525	1,240,334	—	(941,067)	39,865,792	—	—	1,240,334	3,059,539
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,709,555	52,119	(1,124,604)	(954,001)	3,683,069	—	1,138,908	—	96,974
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,268,531	28,802	(7,427)	191,738	4,481,644	—	8,266	—	101,418
Total	1,957,986,381			(31,255,837)	1,858,943,082	—	5,060,933	9,830,424

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Moderately Conservative Portfolio | 2026

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	6,677,391	33,854,373
Total Alternative Strategies Funds (Cost $29,180,590)		33,854,373

Equity Funds 47.2%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	9,372,173	63,074,726
International 15.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	8,858,120	123,127,873
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	52,125,031	881,434,274
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	27,508,269	327,073,313
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	24,559,394	311,413,116
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	31,536,791	410,924,385
Total		2,053,972,961
U.S. Large Cap 28.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	6,762,907	405,368,628
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,980,257	243,670,610
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	9,642,589	496,111,212
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	28,362,612	716,439,586
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	7,587,698	436,292,666
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	3,950,031	283,533,224
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	10,114,500	455,253,636
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	1,087,425	54,382,107
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	4,441,758	287,737,087
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	6,007,174	296,514,096
Total		3,675,302,852
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.2%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,428,006	77,497,866
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,343,401	76,211,161
Total		153,709,027
U.S. Small Cap 1.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	5,020,145	63,956,648
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,347,719	48,307,588
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,498,999	56,931,981
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,449,396	64,048,791
Total		233,245,008
Total Equity Funds (Cost $4,151,221,381)		6,179,304,574

Fixed Income Funds 46.8%

Emerging Markets 0.8%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	12,733,662	105,052,712
Investment Grade 46.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a),(b)	94,933,965	742,383,603
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	29,465,506	199,186,818
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	84,746,297	728,818,158
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	56,546,925	530,975,627
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	161,124,416	1,498,457,072
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	116,854,206	1,087,912,660
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	127,739,908	1,246,741,501
Total		6,034,475,439
Total Fixed Income Funds (Cost $6,607,382,052)		6,139,528,151

Variable Portfolio – Moderate Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2026 (Unaudited)
Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(a),(c)	632,817,298	632,564,171
Total Money Market Funds (Cost $632,621,756)		632,564,171
Total Investments in Securities (Cost: $11,420,405,779)		12,985,251,269
Other Assets & Liabilities, Net		119,065,716
Net Assets		13,104,316,985
At March 31, 2026, securities and/or cash totaling $95,794,085 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	1,216	04/2026	EUR	95,152,000	—	(1,764,246)
FTSE 100 Index	792	06/2026	GBP	80,776,080	2,395,502	—
Russell 2000 Index E-mini	677	06/2026	USD	85,037,970	—	(495,889)
S&P 500 Index E-mini	80	06/2026	USD	26,283,000	120,268	—
S&P 500 Index E-mini	2,230	06/2026	USD	732,638,625	—	(7,462,386)
S&P/TSX 60 Index	637	06/2026	CAD	243,053,720	1,448,107	—
U.S. Treasury 10-Year Note	3,012	06/2026	USD	334,473,188	—	(6,829,785)
U.S. Treasury Ultra Bond	172	06/2026	USD	20,048,750	—	(640,213)
Total					3,963,877	(17,192,519)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(2,742)	06/2026	EUR	(150,672,900)	6,246,791	—
Euro STOXX 50 Index	(1,661)	06/2026	EUR	(91,271,950)	—	(304,565)
FTSE/MIB Index	(436)	06/2026	EUR	(94,995,680)	425,473	—
MSCI EAFE Index	(183)	06/2026	USD	(26,545,065)	263,040	—
Total					6,935,304	(304,565)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	700,945,534	162,672,450	(231,010,471)	(43,342)	632,564,171	—	(18,140)	6,322,868	632,817,298
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	33,487,674	16,068	(5,707,761)	6,058,392	33,854,373	—	1,244,235	—	6,677,391
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	429,994,663	51,293	(91,340)	(24,585,988)	405,368,628	—	307,599	—	6,762,907
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	761,426,738	448,968	(15,922,649)	(3,569,454)	742,383,603	—	713,340	—	94,933,965

Variable Portfolio – Moderate Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	256,324,172	160,908	(29,005)	(12,785,465)	243,670,610	—	69,091	—	1,980,257
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	108,109,154	1,530,472	(1,760,052)	(2,826,862)	105,052,712	—	(178,957)	1,460,006	12,733,662
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	133,357,400	1,064,023	(11,898,695)	605,145	123,127,873	—	5,332,393	1,064,024	8,858,120
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	204,843,256	85,138	(5,165,203)	(576,373)	199,186,818	—	281,507	—	29,465,506
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	748,466,358	420,077	(24,011,343)	3,943,066	728,818,158	—	(3,823,045)	—	84,746,297
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	547,768,610	731,888	(50,299)	(52,338,987)	496,111,212	—	161,382	—	9,642,589
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	959,135,608	56,926,282	(63,717,582)	(70,910,034)	881,434,274	—	31,144,112	56,926,282	52,125,031
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	762,765,986	199,995	(113,706)	(46,412,689)	716,439,586	—	175,420	—	28,362,612
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	462,113,318	—	(17,711,898)	(8,108,754)	436,292,666	—	21,575,954	—	7,587,698
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	67,345,196	25,319	(6,178,317)	2,764,450	63,956,648	—	(2,043,592)	—	5,020,145
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	53,188,693	—	(5,438,467)	557,362	48,307,588	—	(2,126,989)	—	3,347,719
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	545,048,964	280,682	(17,319,047)	2,965,028	530,975,627	—	(1,131,642)	—	56,546,925
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	1,539,733,340	793,723	(47,410,917)	5,340,926	1,498,457,072	—	(6,820,367)	—	161,124,416
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	66,659,397	89,346	(8,681,732)	5,007,715	63,074,726	—	(1,341,617)	—	9,372,173
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	321,794,721	346,033	(32,459)	(38,575,071)	283,533,224	—	91,453	—	3,950,031
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	477,069,213	—	(12,931,321)	(8,884,256)	455,253,636	—	19,084,001	—	10,114,500
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,116,854,453	639,043	(32,729,533)	3,148,697	1,087,912,660	—	(3,020,838)	—	116,854,206
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	80,961,074	21,348	(1,498,711)	(1,985,845)	77,497,866	—	5,845,783	—	1,428,006
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	55,788,050	217,851	(12,173)	(1,611,621)	54,382,107	—	11,062	—	1,087,425
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	79,596,331	65,784	(389,991)	(3,060,963)	76,211,161	—	1,455,740	—	1,343,401
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	307,512,164	248,729	(88,231)	(19,935,575)	287,737,087	—	30,517	—	4,441,758
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,281,461,914	639,210	(41,119,292)	5,759,669	1,246,741,501	—	(5,600,227)	—	127,739,908
Variable Portfolio – Moderate Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	313,415,039	73,951	(98,932)	(16,875,962)	296,514,096	—	116,546	—	6,007,174
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	356,807,179	8,209,413	(18,717,236)	(19,226,043)	327,073,313	—	1,717,396	8,209,413	27,508,269
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	337,086,487	2,679,903	(15,921,596)	(12,431,678)	311,413,116	—	3,958,054	2,679,903	24,559,394
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	407,839,637	12,784,979	—	(9,700,231)	410,924,385	—	—	12,784,979	31,536,791
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	59,914,116	19,909	(2,102,796)	(899,248)	56,931,981	—	2,103,936	—	1,498,999
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	66,940,886	10,362	(2,034,114)	(868,343)	64,048,791	—	4,247,271	—	1,449,396
Total	13,643,755,325			(320,062,334)	12,985,251,269	—	73,561,378	89,447,475

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Moderate Portfolio | 2026

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,913,452	14,771,200
Total Alternative Strategies Funds (Cost $12,842,118)		14,771,200

Equity Funds 62.3%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	4,285,588	28,842,008
International 20.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	5,349,392	74,356,549
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	27,221,980	460,323,675
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	18,061,506	214,751,305
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	16,358,664	207,427,859
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	19,577,512	255,094,986
Total		1,211,954,374
U.S. Large Cap 37.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,198,337	191,708,295
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	710,978	87,485,791
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	5,998,604	308,628,197
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	15,088,176	381,127,332
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	3,880,034	223,101,977
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	2,668,198	191,523,239
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,658,835	299,714,170
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	2,341,493	117,098,057
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	2,996,112	194,088,116
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	3,997,560	197,319,563
Total		2,191,794,737
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.3%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	759,189	41,201,194
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	657,712	37,311,999
Total		78,513,193
U.S. Small Cap 2.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	2,996,263	38,172,390
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	2,340,573	33,774,470
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	923,007	35,055,835
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	797,742	35,252,210
Total		142,254,905
Total Equity Funds (Cost $2,444,836,148)		3,653,359,217

Fixed Income Funds 31.9%

Emerging Markets 0.7%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	5,317,799	43,871,845
Investment Grade 31.2%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a),(b)	35,079,826	274,324,243
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	13,047,434	88,200,651
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	19,822,757	170,475,713
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	20,688,403	194,264,100
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	45,525,046	423,382,925
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	32,526,301	302,819,868
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	38,545,694	376,205,973
Total		1,829,673,473
Total Fixed Income Funds (Cost $2,023,867,775)		1,873,545,318

Variable Portfolio – Moderately Aggressive Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2026 (Unaudited)
Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(a),(c)	267,437,955	267,330,980
Total Money Market Funds (Cost $267,358,416)		267,330,980
Total Investments in Securities (Cost: $4,748,904,457)		5,809,006,715
Other Assets & Liabilities, Net		59,158,415
Net Assets		5,868,165,130
At March 31, 2026, securities and/or cash totaling $48,224,296 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	535	04/2026	EUR	41,863,750	—	(776,210)
FTSE 100 Index	355	06/2026	GBP	36,206,450	1,073,741	—
Russell 2000 Index E-mini	325	06/2026	USD	40,823,250	—	(174,326)
S&P 500 Index E-mini	36	06/2026	USD	11,827,350	54,121	—
S&P 500 Index E-mini	1,169	06/2026	USD	384,060,338	—	(4,335,954)
S&P/TSX 60 Index	287	06/2026	CAD	109,507,720	652,444	—
U.S. Treasury 10-Year Note	1,022	06/2026	USD	113,489,906	—	(2,317,411)
U.S. Treasury Ultra Bond	148	06/2026	USD	17,251,250	—	(550,881)
Total					1,780,306	(8,154,782)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(1,308)	06/2026	EUR	(71,874,600)	2,979,870	—
Euro STOXX 50 Index	(744)	06/2026	EUR	(40,882,800)	—	(136,422)
FTSE/MIB Index	(192)	06/2026	EUR	(41,832,960)	187,365	—
MSCI EAFE Index	(287)	06/2026	USD	(41,630,785)	412,527	—
Total					3,579,762	(136,422)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	304,578,319	74,344,775	(111,566,242)	(25,872)	267,330,980	—	121	2,711,171	267,437,955
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	15,305,718	—	(3,131,064)	2,596,546	14,771,200	—	801,583	—	2,913,452
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	203,729,970	—	(231,046)	(11,790,629)	191,708,295	—	311,870	—	3,198,337
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	275,968,364	—	(566,097)	(1,078,024)	274,324,243	—	24,743	—	35,079,826

Variable Portfolio – Moderately Aggressive Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	92,871,749	—	(238,506)	(5,147,452)	87,485,791	—	572,460	—	710,978
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	46,218,645	609,552	(1,935,869)	(1,020,483)	43,871,845	—	(223,799)	609,552	5,317,799
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	81,279,527	642,560	(7,631,377)	65,839	74,356,549	—	3,539,290	642,560	5,349,392
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	91,308,498	—	(2,823,447)	(284,400)	88,200,651	—	154,246	—	13,047,434
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	172,864,630	—	(2,900,034)	511,117	170,475,713	—	(512,897)	—	19,822,757
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	341,304,201	—	(50,365)	(32,625,639)	308,628,197	—	161,591	—	5,998,604
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	489,751,661	29,729,404	(22,904,762)	(36,252,628)	460,323,675	—	14,900,610	29,729,404	27,221,980
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	406,176,812	—	(176,437)	(24,873,043)	381,127,332	—	278,027	—	15,088,176
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	237,641,089	—	(9,705,987)	(4,833,125)	223,101,977	—	11,831,114	—	3,880,034
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	39,993,833	—	(3,373,872)	1,552,429	38,172,390	—	(1,146,670)	—	2,996,263
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	36,327,382	—	(1,506,126)	(1,046,786)	33,774,470	—	(132,304)	—	2,340,573
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	197,039,490	—	(3,693,559)	918,169	194,264,100	—	(290,530)	—	20,688,403
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	429,701,471	—	(6,870,951)	552,405	423,382,925	—	(1,021,862)	—	45,525,046
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	29,387,193	—	(2,188,661)	1,643,476	28,842,008	—	(74,824)	—	4,285,588
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	217,658,063	—	(35,692)	(26,099,132)	191,523,239	—	100,565	—	2,668,198
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	315,542,644	—	(11,283,193)	(4,545,281)	299,714,170	—	11,266,062	—	6,658,835
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	305,621,679	—	(3,171,975)	370,164	302,819,868	—	(375,932)	—	32,526,301
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	42,308,649	—	(652,158)	(455,297)	41,201,194	—	2,459,710	—	759,189
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	123,679,707	—	(1,678,386)	(4,903,264)	117,098,057	—	1,520,412	—	2,341,493
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	39,009,650	—	(165,425)	(1,532,226)	37,311,999	—	734,462	—	657,712
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	207,674,143	—	(118,585)	(13,467,442)	194,088,116	—	42,445	—	2,996,112
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	380,301,412	—	(4,724,861)	629,422	376,205,973	—	(635,487)	—	38,545,694
Variable Portfolio – Moderately Aggressive Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	208,730,952	—	(119,221)	(11,292,168)	197,319,563	—	138,972	—	3,997,560
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	229,077,245	5,390,174	(6,234,211)	(13,481,903)	214,751,305	—	1,830,514	5,390,174	18,061,506
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	222,727,853	1,785,045	(9,087,500)	(7,997,539)	207,427,859	—	2,184,146	1,785,045	16,358,664
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	253,180,025	7,936,701	—	(6,021,740)	255,094,986	—	—	7,936,701	19,577,512
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	36,474,663	—	(1,063,364)	(355,464)	35,055,835	—	1,043,253	—	923,007
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	36,697,804	—	(1,424,097)	(21,497)	35,252,210	—	1,886,727	—	797,742
Total	6,110,133,041			(200,311,467)	5,809,006,715	—	51,368,618	48,804,607

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Moderately Aggressive Portfolio | 2026

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,287,728	6,528,782
Total Alternative Strategies Funds (Cost $5,564,492)		6,528,782

Equity Funds 79.3%

Global Real Estate 0.7%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	2,749,038	18,501,028
International 26.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	2,815,046	39,129,143
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	12,438,608	210,336,857
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	12,791,489	152,090,808
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	8,825,097	111,902,234
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	10,566,447	137,680,798
Total		651,139,840
U.S. Large Cap 47.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,162,495	129,619,954
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	569,351	70,058,641
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	3,100,060	159,498,073
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	6,558,981	165,679,857
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,332,735	134,132,256
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	1,441,099	103,442,060
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,374,331	151,878,634
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	937,079	46,863,326
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	1,634,160	105,860,895
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,056,586	101,513,091
Total		1,168,546,787
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	413,216	22,425,192
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	344,854	19,563,581
Total		41,988,773
U.S. Small Cap 2.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,555,126	19,812,307
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	1,142,505	16,486,345
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	456,823	17,350,151
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	395,234	17,465,373
Total		71,114,176
Total Equity Funds (Cost $1,284,964,062)		1,951,290,604

Fixed Income Funds 17.3%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,500,786	12,381,486
Investment Grade 16.8%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a),(b)	11,298,586	88,354,943
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	3,670,325	24,811,395
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,874,202	64,548,754
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,509,740	79,140,584
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,831,213	54,288,594
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	10,380,672	101,315,361
Total		412,459,631
Total Fixed Income Funds (Cost $445,731,743)		424,841,117

Variable Portfolio – Aggressive Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2026 (Unaudited)
Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(a),(c)	54,872,491	54,850,542
Total Money Market Funds (Cost $54,856,979)		54,850,542
Total Investments in Securities (Cost: $1,791,117,276)		2,437,511,045
Other Assets & Liabilities, Net		21,471,200
Net Assets		2,458,982,245
At March 31, 2026, securities and/or cash totaling $18,138,371 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	246	04/2026	EUR	19,249,500	—	(356,912)
FTSE 100 Index	149	06/2026	GBP	15,196,510	450,669	—
Russell 2000 Index E-mini	154	06/2026	USD	19,343,940	—	(112,802)
S&P 500 Index E-mini	392	06/2026	USD	128,786,700	—	(1,468,562)
S&P/TSX 60 Index	120	06/2026	CAD	45,787,200	272,799	—
U.S. Treasury 10-Year Note	376	06/2026	USD	41,753,625	—	(852,589)
Total					723,468	(2,790,865)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(571)	06/2026	EUR	(31,376,450)	1,300,845	—
Euro STOXX 50 Index	(312)	06/2026	EUR	(17,144,400)	—	(57,209)
FTSE/MIB Index	(88)	06/2026	EUR	(19,173,440)	85,875	—
MSCI EAFE Index	(162)	06/2026	USD	(23,498,910)	232,855	—
Total					1,619,575	(57,209)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	68,558,038	24,480,460	(38,183,112)	(4,844)	54,850,542	—	(385)	587,550	54,872,491
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	6,454,978	—	(1,371,878)	1,445,682	6,528,782	—	7,254	—	1,287,728
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	138,571,611	67,113	(295,986)	(8,722,784)	129,619,954	—	973,365	—	2,162,495
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	88,635,155	255,436	(187,761)	(347,887)	88,354,943	—	7,105	—	11,298,586
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	74,893,567	14,677	(346,808)	(4,502,795)	70,058,641	—	844,587	—	569,351

Variable Portfolio – Aggressive Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	12,936,522	174,035	(478,227)	(250,844)	12,381,486	—	(104,036)	172,418	1,500,786
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	42,352,146	339,732	(3,577,983)	15,248	39,129,143	—	1,731,402	338,139	2,815,046
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	25,100,599	33,840	(271,353)	(51,691)	24,811,395	—	13,563	—	3,670,325
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	175,933,134	401,389	(19,109)	(16,817,341)	159,498,073	—	62,856	—	3,100,060
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	225,581,763	13,622,391	(13,575,529)	(15,291,768)	210,336,857	—	5,320,076	13,612,325	12,438,608
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	177,549,116	119,346	(503,045)	(11,485,560)	165,679,857	—	808,205	—	6,558,981
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	145,183,213	—	(4,808,441)	(6,242,516)	134,132,256	—	10,320,651	—	2,332,735
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	21,066,515	16,387	(2,276,127)	1,005,532	19,812,307	—	(789,805)	—	1,555,126
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	18,183,229	27,670	(1,553,351)	(171,203)	16,486,345	—	(375,379)	—	1,142,505
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	64,955,610	108,388	(687,380)	172,136	64,548,754	—	33,686	—	6,874,202
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	79,686,654	145,281	(714,385)	23,034	79,140,584	—	(111,042)	—	8,509,740
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	18,247,731	32,056	(848,481)	1,069,722	18,501,028	—	(130,879)	—	2,749,038
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	116,876,104	597,719	(10,069)	(14,021,694)	103,442,060	—	28,368	—	1,441,099
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	158,566,625	—	(4,551,315)	(2,136,676)	151,878,634	—	5,400,464	—	3,374,331
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	54,413,474	130,373	(282,472)	27,219	54,288,594	—	(28,422)	—	5,831,213
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	22,149,061	2,781	(158,419)	431,769	22,425,192	—	585,843	—	413,216
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	50,053,300	—	(968,903)	(2,221,071)	46,863,326	—	863,700	—	937,079
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	20,183,778	15,114	(40,821)	(594,490)	19,563,581	—	164,318	—	344,854
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	113,602,536	54,727	(345,976)	(7,450,392)	105,860,895	—	137,244	—	1,634,160
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	101,784,300	209,037	(796,918)	118,942	101,315,361	—	(121,547)	—	10,380,672
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	107,741,836	28,069	(243,394)	(6,013,420)	101,513,091	—	277,719	—	2,056,586
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	160,473,928	3,882,302	(2,921,632)	(9,343,790)	152,090,808	—	1,001,933	3,817,420	12,791,489
Variable Portfolio – Aggressive Portfolio | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	118,584,290	1,008,214	(3,618,385)	(4,071,885)	111,902,234	—	817,076	962,988	8,825,097
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	136,647,249	4,283,625	—	(3,250,076)	137,680,798	—	—	4,283,625	10,566,447
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	18,110,484	8,788	(561,078)	(208,043)	17,350,151	—	544,606	—	456,823
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	18,301,859	3,132	(767,741)	(71,877)	17,465,373	—	980,589	—	395,234
Total	2,581,378,405			(108,963,363)	2,437,511,045	—	29,263,115	23,774,465

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Aggressive Portfolio | 2026

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1QT7069_(05/26)